Fair Value Measurements - Schedule of Significant Unobservable Inputs Used in Black-Scholes Model to Measure Warrants Payable (Details) - Common stock purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning stock price (in dollars per share)	$ 30.14	$ 7.19
Strike price (in dollars per share)	$ 1.04	$ 1.04
Expected volatility	56.00%
Expected term	7 days
Risk-free interest rate	0.09%
Discount factor	13.00%	15.00%